Loans Allowance for Loan Losses and Credit Quality (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Loans Allowance for Loan Losses and Credit Quality
Commercial & industrial	$ 120,933,470	$ 161,067,501
Commercial real estate	300,958,931	280,544,550
Municipal	47,955,231	54,807,367
Residential real estate - 1st lien	181,316,345	170,507,263
Residential real estate - Jr lien	34,359,864	38,147,659
Consumer	4,464,692	4,280,990
Total loans	689,988,533	709,355,330
Deduct (add):
Allowance for loan losses	(7,710,256)	(7,208,485)
Deferred net loan fees	(37,972)	(1,195,741)
Net loans	$ 682,240,305	$ 700,951,104